Concentration of Risks (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Revenues from distributors individually representing exceeding 10% of total revenues	$ 0	$ 0	$ 0
Cash and cash equivalents	366,639,000	330,411,000	351,027,000	226,950,000
Number of financial institutions keeping cash and bank deposits	21	19
Maximum percentage of total cash held in any single institution	36.00%	25.00%
Currencies other than RMB [Member]
Concentration Risk [Line Items]
Cash and cash equivalents	$ 2,200,000	$ 4,700,000
Revenues, Net [Member] | Tian Long Ba Bu, MMORPG [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	68.00%	70.00%	80.00%
Revenues, Net [Member] | Domestic operations [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	90.00%	90.00%	90.00%